Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of weighted average assumptions to compute the grant-date fair value of options
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.91%	1.87%
Expected option life	5 years 3 months 0 days	5 years
Volatility	45.00%	33.00%
Weighted average grant-date fair value of options granted	$ 8.05	$ 4.41